Segment Information - Schedule of Revenues Generated (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Schedule of Revenues Generated [Line Items]
Revenues generated from different product categories	$ 7,509	¥ 50,947	¥ 62,328
Swine vaccines [Member]
Schedule of Revenues Generated [Line Items]
Revenues generated from different product categories	5,630	38,202	46,706
Poultry vaccines [Member]
Schedule of Revenues Generated [Line Items]
Revenues generated from different product categories	957	6,496	7,015
Other vaccines [Member]
Schedule of Revenues Generated [Line Items]
Revenues generated from different product categories	922	6,249	8,607
Direct sales channel [Member]
Schedule of Revenues Generated [Line Items]
Revenues generated from different product categories	2,663	18,068	30,101
Distribution network [Member]
Schedule of Revenues Generated [Line Items]
Revenues generated from different product categories	4,742	32,172	31,334
Government tender and procurement [Member]
Schedule of Revenues Generated [Line Items]
Revenues generated from different product categories	$ 104	¥ 707	¥ 893